Document And Entity Information	Oct. 20, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 20, 2026
Entity Registrant Name	HANCOCK WHITNEY CORPORATION
Entity Central Index Key	0000750577
Entity Emerging Growth Company	false
Entity File Number	001-36872
Entity Incorporation, State or Country Code	MS
Entity Tax Identification Number	64-0693170
Entity Address, Address Line One	Hancock Whitney Plaza
Entity Address, Address Line Two	2510 14th Street
Entity Address, City or Town	Gulfport
Entity Address, State or Province	MS
Entity Address, Postal Zip Code	39501
City Area Code	(228)
Local Phone Number	868-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
6.25% Subordinated Notes [Member]
Document Information [Line Items]
Title of 12(b) Security	6.25% SUBORDINATED NOTES
Trading Symbol	HWCPZ
Security Exchange Name	NASDAQ
Common Stock, $3.33 Par Value [Member]
Document Information [Line Items]
Title of 12(b) Security	COMMON STOCK, $3.33 PAR VALUE
Trading Symbol	HWC
Security Exchange Name	NASDAQ